STOCKHOLDERS' EQUITY STOCKHOLDERS EQUITY DIvidends (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 15, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Dividends [Abstract]
Cash Dividends Declared (per common share)	$ 0.236	$ 0.900	$ 0.840	$ 0.776
Cash dividends declared	$ 69	$ 265	$ 250	$ 236
Dividends Payable, Date Declared	Nov. 15, 2023
Aggregate cash dividends paid		$ 265	$ 250	$ 236
Dividends payment date	Jan. 24, 2024
Dividends date of record	Jan. 02, 2024